Investments in associates and joint ventures (Policies)	12 Months Ended
Dec. 31, 2025
Investments In Associates And Joint Ventures
Subsidiaries

Subsidiaries – The Company consolidates all entities over which it exercises control, defined as having both (i) exposure or rights to variable returns from its involvement and (ii) the ability to direct significant activities of the investee. Subsidiaries are fully consolidated from the acquisition date until the Company ceases to have control.

Transactions with noncontrolling interests

Transactions with noncontrolling interests – Investments held by other investors in Vale's subsidiaries are treated as noncontrolling interests (“NCI”). Transactions with NCI are treated as transactions with the Company's shareholders. For purchases or disposals of NCI, the difference between the consideration paid and the book value of the acquired portion of the subsidiary's net assets is directly recorded in equity under "Acquisitions and disposals of non-controlling interests."

Loss of control

Loss of control – When the Company ceases to have control, any interest retained in the entity is remeasured at its fair value, with the change in the carrying amount recognized in profit or loss. Amounts previously recognized in other comprehensive income are reclassified to the income statement.

Investments in associates and joint arrangements

Investments in associates and joint arrangements – Associates are entities over which the Company holds significant influence (typically 20% to 50% equity interest). If the equity interest in an associate decrease while retaining significant influence, a proportionate portion of the amounts previously recognized in other comprehensive income is reclassified to profit or loss as appropriate. Dilution gains and losses on associates are recognized in the income statement.

Joint arrangements are all entities over which the Company shares control with one or more parties. The classification of joint arrangement investments as joint operations or joint ventures depends on the contractual rights and obligations of each investor.

Joint operations are recorded in the financial statements to represent the Company’s contractual rights and obligations. Accordingly, assets, liabilities, income and expenses related to the joint operation are individually recorded in the financial statements.

Interests in joint ventures are accounted for using the equity method, recognized initially at cost. The Company's investment in joint ventures includes identified goodwill from the acquisition, net of any impairment loss. The Company's interest in joint venture profits or losses is recognized in the income statement, and participation in changes in reserves is reflected in the Company's reserves. If the Company's interest in the losses of an associate or joint venture equals or exceeds the carrying amount of the investment, including any other receivables, additional losses are not recognized unless obligations or payments have been made on behalf of the joint venture.

In addition, the financial information used for associates and joint ventures to account for their impact in these financial statements may diverge from the stand-alone financial statements of those entities due to adjustments to Vale's accounting policy and variations in reporting periods.

Cumulative translation adjustments

Cumulative translation adjustments - According to IAS 21, exchange differences arising from transactions and balances of foreign operations are recognized in other comprehensive income and accumulated in equity until the full or partial disposal of the operation. A "partial disposal" of an investment can be construed as (i) a reduction in the percentage of equity interest or (ii) a decrease in the absolute value of the investment through the reduction of the investee's capital, even if the investor's ownership percentage remains unchanged. Consequently, there exists an accounting policy choice concerning the definition of a partial disposal.

In alignment with its accounting policy, the Company has chosen to treat a capital reduction in an investment in a foreign operation under the absolute value approach as described in (ii) above. Consequently, the exchange differences initially recorded in equity are reclassified to the income statement in the same proportion as the reduction in the net investment held in the foreign operation.

Critical accounting estimates and judgments

Critical accounting estimates and judgments

In certain scenarios, judgment is necessary to determine whether, after considering all relevant factors, the Company exercises control, joint control, or significant influence over an entity. Significant influence includes situations involving collective control.

The Company holds the majority of the voting capital in four joint arrangements (Aliança Norte Energia Participações S.A., Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização). However, due to shareholders’ agreements, management has concluded that the Company lacks a sufficiently dominant voting interest to direct the activities of these entities. Consequently, these entities are accounted for using the equity method due to shareholder agreements where relevant decisions are shared with other parties.